(Narrative) (Details) $ / shares in Units, SFr in Millions, $ in Millions		1 Months Ended													3 Months Ended								12 Months Ended
	Feb. 15, 2019 USD ($) $ / shares	Jan. 31, 2019 CHF (SFr)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Acquired in-process research and development															$ 329.4	$ 30.0	$ 1,624.5	$ 0.0	$ 50.0	$ 205.0	$ 0.0	$ 857.6	$ 1,983.9	$ 1,112.6	$ 30.0
Loxo Oncology, Inc.
Business Acquisition [Line Items]
Share price (usd per share) | $ / shares	$ 235
Consideration transferred	$ 8,000.0
AC Immune SA
Business Acquisition [Line Items]
Acquired in-process research and development			$ 96.9
Purchased in-process research and development		SFr 80.0	$ 50.0
Sigilon Therapeutics
Business Acquisition [Line Items]
Acquired in-process research and development									$ 66.9
AurKa Pharma, Inc.
Business Acquisition [Line Items]
Acquired in-process research and development								$ 81.8
ARMO
Business Acquisition [Line Items]
Acquired in-process research and development								$ 1,475.8
Anima Biotech
Business Acquisition [Line Items]
Acquired in-process research and development							$ 30.0
SIGA Technologies, Inc.
Business Acquisition [Line Items]
Acquired in-process research and development						$ 80.0
Chugai Pharmaceutical Company
Business Acquisition [Line Items]
Acquired in-process research and development						$ 50.0
NextCure, Inc.
Business Acquisition [Line Items]
Acquired in-process research and development					$ 28.1
Dicerna Pharmaceuticals
Business Acquisition [Line Items]
Acquired in-process research and development				$ 148.7
Hydra Biosciences
Business Acquisition [Line Items]
Acquired in-process research and development				$ 22.6
CoLucid Pharmaceuticals, Inc. (CoLucid)
Business Acquisition [Line Items]
Acquired in-process research and development													$ 857.6
KeyBioscience AG
Business Acquisition [Line Items]
Acquired in-process research and development												$ 55.0
Nektar Therapeutics
Business Acquisition [Line Items]
Acquired in-process research and development											$ 150.0
CureVac AG
Business Acquisition [Line Items]
Acquired in-process research and development										$ 50.0
AstraZeneca
Business Acquisition [Line Items]
Acquired in-process research and development														$ 30.0